Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,927,500)	$ (1,719,794)	$ (2,409,756)	$ (1,146,796)
Adjustments to reconcile net loss to net cash (used in) operating activities
Depreciation and amortization	258,870	247,142	384,919	89,235
Issuance of capital stock and warrants for services and expenses	229,000	590,305	660,251	181,592
Issuance of capital stock for accrued liabilities	11,454	0	151,118	152,053
Stock based compensation	250,069	51,607	11,153	50,183
Amortization of debt discount	0	0	(3,911)	550
(Loss) on sale of assets	(7,189)	(2,672)	0	1,663
Provision for losses on accounts receivable	0	0	0	2,124
Changes in operating assets and liabilities
Accounts receivable	111,804	(27,787)	59,844	(64,176)
Prepaid expenses	39,128	(251,424)	(251,833)	(7,865)
Inventory	61,114	103,058	168,182	(218,157)
Other assets	0	(41,843)	0	(25,741)
Accounts payable - trade and accrued expenses	478,206	(153,265)	0	0
Deferred revenue	916,667	0	(81,758)	544,367
Income tax receivable	(15,080)	0	(500)	0
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	406,543	(1,204,673)	(1,312,291)	(440,968)
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	5,301	(114,715)	(121,060)	(22,815)
Cash from the acquisition of TransTech Systems, Inc.	0	0	0	76,216
Proceeds from sale of equipment	8,302	8,299	13,377	0
Purchase of investments- deposit	0	0	50	0
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES:	13,603	(106,416)	(107,633)	53,401
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on line of credit	(1,734)	(20,526)	(136,957)	0
Proceeds from line of credit	0	0	0	188,283
Distribution	0	0	0	(20,000)
Repayment of debt	(26,822)	(650,000)	(650,000)	0
Proceeds from notes payable	0	0	0	0
Proceeds from the issuance of common stock	2,626,669	886,149	943,233	0
Repayments of capital leases	(9,489)	(19,815)	(23,221)	(2,104)
Proceeds from the issuance of convertible debt	0	1,300,000	1,300,000	300,000
Change in noncontrolling interest	(15,478)	(18,987)	(4,755)	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,573,146	1,476,821	1,428,300	466,179
NET INCREASE IN CASH AND CASH EQUIVALENTS	2,993,292	165,732	8,376	78,612
CASH AND CASH EQUIVALENTS, beginning of period	92,313	83,937	83,937	5,325
CASH AND CASH EQUIVALENTS, end of period	3,085,605	249,669	92,313	83,937
Supplemental disclosures of cash flow information:
Interest paid	12,458	150,395	164,503	23,014
Taxes paid	0	0	3,041	0
Non-cash investing and financing activities:
Issuance of warrants in connection with convertible debt	0	0	0	61,336
Issuance of common stock for acquisition	0	200,000	200,000	134,592
Debenture converted to common stock	200,000	350,000	425,000	0
Issuance of common stock for conversion of liabilities	0	260,225	262,987	144,000
Issuance of note payable for acquisition	0	100,000	100,000	2,300,000
Acquisition of leased equipment	$ 597	$ 0	$ 0	$ 0